PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed statements of cash flows
Net cash (used in)/provided by operating activities	$ 1,131,460	¥ 7,779,366	¥ 80,063,278	¥ (123,053,734)
Net cash used in investing activities	(15,066,491)	(103,589,651)	(55,928,949)	(59,949,934)
Net cash provided by financing activities	80,777,047	555,382,588	2,414,710	225,011,777
Effect of foreign currency exchange rate changes on cash	(364,921)	(2,509,037)	(5,673,424)	2,061,790
Net increase in cash	66,477,095	457,063,266	20,875,615	44,069,899
Cash at the beginning of the year	16,289,190	111,996,325	91,120,710	47,050,811
Cash at the end of the year	$ 82,766,285	569,059,591	111,996,325	91,120,710
Reportable Legal Entities | Parent Company
Condensed statements of cash flows
Net cash (used in)/provided by operating activities		(352,222,011)	12,825,090	(76,650,478)
Net cash used in investing activities		(19,902,073)
Net cash provided by financing activities		481,123,035		104,354,252
Effect of foreign currency exchange rate changes on cash		1,224,258	(1,889,261)	(498,905)
Net increase in cash		110,223,209	10,935,829	27,204,869
Cash at the beginning of the year		39,678,102	28,742,273	1,537,404
Cash at the end of the year		¥ 149,901,311	¥ 39,678,102	¥ 28,742,273